Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Current income tax expense
U.S. Federal	$ 1,630	[1]	$ 0	$ 0
State and local	677	[1]	0	0
Total current income tax expense	2,307	[1]	0	0
Deferred income tax benefit
U.S. Federal	(390)	[1]	0	0
State and local	(74)	[1]	0	0
Total deferred income tax benefit	(464)	[1]	0	0
Total income tax expense	$ 1,843	[1]	$ 0	$ 0
U.S. federal statutory income tax rate	35.00%		0.00%	0.00%
State and local income taxes net of federal benefit	0.39%		0.00%	0.00%
Other	0.09%		0.00%	0.00%
Effective tax rate	1.85%		0.00%	0.00%
RCAP Holdings, LLC
Deferred income tax benefit
Non-controlling interests	(33.63%)		0.00%	0.00%

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.